Consolidated Statements of Income (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Decline in fair value	¥ 937	¥ 3,429	¥ 2,321
Other comprehensive income-net	26	84	284
Total credit losses	¥ 963	¥ 3,513	¥ 2,605